UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ];       Amendment Number
                                                      ------------------

This Amendment (Check only one):             [  ]     is a restatement,
                                             [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CJ Capital Management, LLC
         ----------------------------------------------------------------------
Address: 231 South Bemiston, Suite 750
         ----------------------------------------------------------------------
         St. Louis, Missouri 63105
         ----------------------------------------------------------------------


Form 13F File Number:        28-10055
                             --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  -------------------------------------------------------------

         Title:   President
                  -------------------------------------------------------------

         Phone:   (314) 863-0755
                  -------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper       St. Louis, Missouri       8/11/03
         ---------------------      --------------------     ------------------

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                   -0-

         Form 13F Information Table Entry Total:              87

         Form 13F Information Table Value Total:              $79,665

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.



                           FORM 13F INFORMATION TABLE


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          Column 1            Column 2   Column 3  Column 4       Column 5          Column 6     Column 7         Column 8
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Names of Issuer               Title of    CUSIP      Value    Shrs or   Sh/  Pct/  Investment    Other    Sole    Shared    None
                               Class               (X 1000)   Prn Amt   Prn  Call  Discretion   Managers
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3 M Company                   Common    604059105    1,451     11,248   Sh         Sole                   11,248
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AES Corporation               Common    00130H105      159     25,000   Sh         Sole                   25,000
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Altria Group Inc.             Common    718154107       40      8,800   Sh         Sole                    8,800
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American Express Co           Common    025816109    2,433     58,189   Sh         Sole                   58,189
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American Intl. Group Inc      Common    026874107      678     12,293   Sh         Sole                   12,293
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Amgen Inc                     Common    031162100      767     11,630   Sh         Sole                   11,630
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Analog Devices Inc            Common    032654105      531     15,250   Sh         Sole                   15,250
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Anheuser Busch Cos Inc        Common    035229103   14,745    288,840   Sh         Sole                  288,840
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Applied Matls Inc             Common    038222105      442     27,900   Sh         Sole                   27,900
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Automatic Data Processing     Common    053015103      446     13,180   Sh         Sole                   13,180
Inc
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Axeda Systems Inc             Common    054959101      424    298,686   Sh         Sole                  298,686
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Bank of America Corporation   Common    060505104    1,028     13,006   Sh         Sole                   13,006
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Berkshire Hathaway Inc Del    CLB       084670207    1,562        643   Sh         Sole                      643
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Boeing Co                     Common    097023105      367     10,697   Sh         Sole                   10,697
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BP PLC Adr F                  Sponsored 055622104      641     15,255   Sh         Sole                   15,255
                              ADR
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Brinker International Inc.    Common    109641100      576     16,000   Sh         Sole                   16,000
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Bristol Myers Squibb Co       Common    110122108      284     10,456   Sh         Sole                   10,456
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Chevrontexaco Corp            Common    166764100      379      5,247   Sh         Sole                    5,247
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Cisco Sys Inc                 Common    17275R102    2,398    142,850   Sh         Sole                  142,850
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Citigroup Inc                 Common    172967101      431     10,068   Sh         Sole                   10,068
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Coca Cola Co                  Common    191216100      348      7,500   Sh         Sole                    7,500
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Colgate Palmolive Co          Common    194162103      319      5,500   Sh         Sole                    5,500
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ConocoPhillips                Common    20825C104      231      4,220   Sh         Sole                    4,220
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Corning, Inc.                 Common    219350105      226     30,590   Sh         Sole                   30,590
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CTI Molecular Imaging         Common    22943D105      189     10,000   Sh         Sole                   10,000
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Danaher Corp Del              Common    235851102      609      8,950   Sh         Sole                    8,950
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Disney Walt Co.               Common    254687106    1,264     64,000   Sh         Sole                   64,000
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Emerson Elec Co               Common    291011104    1,203     23,543   Sh         Sole                   23,543
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Exxon Mobil Corp              Common    30231G102    2,328     64,836   Sh         Sole                   64,836
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Federal Natl Mtg Assn         Common    313586109      438      6,500   Sh         Sole                    6,500
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FedEx Corp                    Common    31428X106      533      8,600   Sh         Sole                    8,600
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FHLMC Vtg Com                 Common    313400301    1,290     25,400   Sh         Sole                   25,400
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Fleet Boston Fin.             Common    339030108      208      7,000   Sh         Sole                    7,000
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Gannett Co                    Common    364730101      630      8,200   Sh         Sole                    8,200
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Genentech Inc.                Common    368710406      216      3,000   Sh         Sole                    3,000
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General Dynamics Corp         Common    369550108      254      3,500   Sh         Sole                    3,500
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General Elec Co               Common    369604103    2,209     77,018   Sh         Sole                   77,018
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General Mills                 Common    370334104      210      4,426   Sh         Sole                    4,426
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Gillette Co                   Common    375766102      642     20,160   Sh         Sole                   20,160
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Glaxosmithkline PLC           Common    37733W105      288      7,100   Sh         Sole                   7,100
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Guidant Corp                  Common    401698105      417      9,400   Sh         Sole                   9,400
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Hewlett Packard Co            Common    428236103      234     11,000   Sh         Sole                  11,000
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Home Depot Inc                Common    437076102    1,833     55,350   Sh         Sole                  55,350
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Hugoton RTY                   Unit Ben  444717102      478     26,000   Sh         Sole                  26,000
TR TEX                        Int
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Intel Corp                    Common    458140100    1,431     68,751   Sh         Sole                  68,751
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International Business        Common    459200101      826     10,010   Sh         Sole                  10,010
Machs
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iShares GS Corp. Bond         Common    464287242      527      4,597   Sh         Sole                   4,597
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iShares Cohen & ST Rlty       Common    464287564      255      2,845   Sh         Sole                   2,845
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iShares Russ 2000             Common    464287655      231      2,600   Sh         Sole                   2,600
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iShares Russ 2000 Val         Common    464287630    1,072      8,335   Sh         Sole                   8,335
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iShares S&P Midcp 400         Common    464287507      692      7,205   Sh         Sole                   7,205
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iShares DJ US Utilities       Common    464287697      417      7,700   Sh         Sole                   7,700
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iShares DJ US Real Est        Common    464287739      340      4,018   Sh         Sole                   4,018
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Johnson & Johnson             Common    478160104    2,479     47,950   Sh         Sole                  47,950
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JP Morgan Chase               Common    46625H100      271      7,914   Sh         Sole                   7,914
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Lawson Software Inc           Common    520780107      272     35,000   Sh         Sole                  35,000
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Liberty Media Corp            Common    530718105      116     10,000   Sh         Sole                  10,000
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Lilly Eli & Co                Common    532457108      666      9,650   Sh         Sole                   9,650
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Marsh & McLennan Cos Inc      Common    571748102      306      6,000   Sh         Sole                   6,000
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May Dept. Stores              Common    577778103      273     12,282   Sh         Sole                  12,282
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McDonald's Corp               Common    580135101      952     43,140   Sh         Sole                  43,140
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McGraw-Hill Cos Inc           Common    580645109      763     12,300   Sh         Sole                  12,300
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McKesson Corop.               Common    58155Q103      214      6,000   Sh         Sole                   6,000
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Medtronic Inc                 Common    585055106      734     15,300   Sh         Sole                  15,300
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Merck & Co Inc                Common    589331107    2,514     41,519   Sh         Sole                  41,519
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Microsoft Corp                Common    594918104    1,172     45,704   Sh         Sole                  45,704
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Motorola Inc                  Common    620076109      329     34,860   Sh         Sole                  34,860
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Oracle Corp                   Common    68389X105      325     27,050   Sh         Sole                  27,050
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Pepsico Inc                   Common    713448108      486     10,915   Sh         Sole                  10,915
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Pfizer Inc                    Common    717081103    3,229     94,555   Sh         Sole                  94,555
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Procter & Gamble Co           Common    742718109    1,575     17,657   Sh         Sole                  17,657
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S&P Midcap 400 Ser 1          Common    595635103    2,465     28,100   Sh         Sole                  28,100
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SBC Communications            Common    78387G103      298     11,644   Sh         Sole                  11,644
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Sprint Corp                   Com Fon   852061100      513     35,600   Sh         Sole                  35,600
                              Group
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Sprint Corp (Pcs Gp)          PCS Com   852061506      102     17,800   Sh         Sole                  17,800
                              Ser 1
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Target Corp                   Common    87612E106      974     25,750   Sh         Sole                  25,750
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Thermo Electron Corp          Common    883556102      305     14,500   Sh         Sole                  14,500
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Tyco Intl Ltd                 Common    902124106      390     20,533   Sh         Sole                  20,533
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Verizon Commun.               Common    92343V104      260      6,600   Sh         Sole                   6,600
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VerticalNet Inc Res           Common    92532L206       34     22,006   Sh         Sole                  22,006
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Viacom Inc NVtg CLB           Common    925524308      218      5,000   Sh         Sole                   5,000
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Wal-Mart Stores Inc           Common    931142103    3,087     57,522   Sh         Sole                  57,522
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Walgreen Co                   Common    931422109      744     24,732   Sh         Sole                  24,732
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Weatherford Intl Ltd          Common    G95089101      210      5,000   Sh         Sole                   5,000
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Whole Foods Mkt Inc           Common    966837106      311      6,535   Sh         Sole                   6,535
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Wyeth                         Common    983024100      340      7,462   Sh         Sole                   7,462
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Xilinx Inc.                   Common    983919101      208      8,200   Sh         Sole                   8,200
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